Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Summary of Restricted Assets
a)    Cash and Government Securities

	12.31.23	12.31.22
For transactions in ROFEX, MAE and BYMA	72,206,286	162,070,719
For appraisals from repo transactions	2,618,547	—
For debit / credit cards transactions	21,871,570	24,081,024
For attachments	10,355	31,169
Liquid offsetting entry required to operate as CNV agent	756,300	504,752
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	—	3,426
Guarantees for the Regional Economies Competitiveness Program	135,667	270,307
For other transactions (includes guarantees linked to rental contracts)	185,137	126,137
For forward purchases of repurchase transactions	23,566,923	—
For surety guarantees	169,857,361	—
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.23	12.31.22
Escrow Accounts	95,090,124	124,639,467
c)    Deposits in favor of the Argentine Central Bank

	12.31.23	12.31.22
Unavailable deposits due to exchange transactions	—	1,660
d)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferablenon-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
e)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.23	12.31.22
Fondo de Riesgo Garantizar SGR	3,283,027	3,501,731
Don Mario SGR	800,000	1,557,050
Movil SGR	1,100,000	311,410
Potenciar S.G.R.	1,198,353	—
Bind Garantías S.G.R.	50,000	—
INVIU S.A.U.

	12.31.23	12.31.22
Liquid offsetting entry required to operate as CNV agents	306,071	187,363
Guarantees linked to surety bonds	694,447	197,225
Surety	6,799	—
Tarjeta Naranja S.A.U.

	12.31.23	12.31.22
Attachments arising from judicial cases	618	540,682
Guarantees linked to rental contracts	7,940	26,535
Galicia Asset Management S.A.U.

	12.31.23	12.31.22
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	261,821	306,589

(*)	As of December 31, 2023, it corresponds to 6,000,000 shares of Fima Capital Plus “C” Mutual Fund.
Galicia Securities S.A.U.

	12.31.23	12.31.22
For transactions in the market	198,276	646,074
Liquid offsetting entry required to operate as CNV agents	149,144	186,107
Guarantees linked to surety bonds	11,642,308	1,112,291
Naranja Digital Compañía Financiera S.A.U.

	12.31.23	12.31.22
Escrow Accounts	4,872,128	1,737,500
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.23	12.31.22
Total Restricted Assets	410,869,202	322,039,218

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	94,881	04.19.25
09.12.14	Coop. de Trab. Portuarios	7,095	09.12.24
04.26.22	Fondo Anticiclico Agroalim	64,725	06.30.24
03.08.23	Fondo Fiduciario Aceitero	7,874	06.30.24
Total		174,575
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	630,982	12.31.24
05.14.09	GAS II	17,486,720	12.31.24
06.08.11	MILA III	83,143	12.31.24
09.01.11	MILA IV	9,415	12.31.24
Total		18,210,260

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.23	12.31.22
FIMA Acciones	28,374,278	11,874,867
FIMA P.B. Acciones	16,307,585	8,042,022
FIMA Renta en pesos	81,129,578	59,391,192
FIMA Ahorro pesos	59,508,744	88,391,734
FIMA Renta Plus	55,316,473	25,860,812
FIMA Premium	2,880,465,837	1,940,896,094
FIMA Ahorro Plus	99,933,201	161,119,964
FIMA Capital Plus	224,333,912	100,252,263
FIMA Abierto PyMES	6,797,941	4,477,666
FIMA Mix I	18,612,135	8,427,015
FIMA Mix II	4,212,316	—
FIMA Renta Fija Internacional	4,756,860	3,551,354
FIMA Sustentable ASG	3,660,258	—
FIMA Acciones Latinoamericanas Dólares(*)	530,434	344,155
Total	3,483,939,552	2,412,629,138
____________________

(*)	Stated at the reference exchange rate of the US$ set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2023, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	28,983,870	770,556	28
Escrow Accounts held in Argentine Central Bank	43,849,639	4,203	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	116,211,931	—	—
Government Securities	249,256,424	—	—
Total for integration Minimum Cash	438,301,864	774,759	28
____________________

(*)	Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.23
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	716,519,943
Legal reserve	24,189,511
Distributable reserves	919,958,408
Non distributable reserves	2,205,317
Profit for the year	336,243,903
Total Shareholder’s equity under the rules of the Argentine Central Bank	2,017,872,961

Summary of Percentage of Women in the Group
As of December 31, 2023, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	15	2	13%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	97	21	22%
Rest of collaborators	9,338	4,780	51%
Total	9,456	4,804	51%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.